Submission	Dec. 22, 2025
Submission [Line Items]
Central Index Key	0002052053
Registrant Name	Powerlaw Corp.
Registration File Number	333-290337
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A